RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

4.           RELATED PARTY TRANSACTIONS

As of December 31, 2021, an amount of $359,938 (December 31, 2020 - $258,032) was owed to Arnold Kondrat, a director, Chief Executive Officer and President of the Company, which includes both salary and management fees in arrears and advances.

As of December 31, 2021, an amount of $228,439 was owed to Loncor Gold Inc. (December 31, 2020 - $37,449), a company with common directors, in relation to the payment of common general and administrative expenses.

All of the above related party transactions occurred in the normal course of operations and are unsecured, non-interest bearing, due on demand, and measured at the exchange amount as determined by management.